Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than that identified below, that would have required adjustment or disclosure in the financial statements.

On October 4, 2023, Clover Leaf issued a press release announcing that the Company had submitted to EDGAR, the SEC’s online portal, a Registration Statement on Form S-4, which includes a preliminary proxy statement/prospectus, with respect to Clover Leaf’s proposed Initial Business Combination with Kustom Entertainment.

On January 17, 2024, Clover Leaf held a special meeting of stockholders. At the meeting, the Company’s stockholders approved an amendment (the “January Extension Amendment”) to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate its initial business combination from January 22, 2024 to July 22, 2024, or such earlier date as determined by the Company’s board of directors.

In connection with the meeting, stockholders holding 202,360 shares of the Company’s Class A common stock issued in the Company’s initial public offering exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $2,369,636 (approximately $11.71 per share) will be removed from the Company’s Trust Account to pay such holders.

Following the approval and implementation of the January Extension Amendment, on January 22, 2024, the Company issued a promissory note in the aggregate principal amount of up to $360,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into the Company’s Trust Account for each share of the Company’s Class A common stock, par value $0.0001, held by the Company’s public stockholders that was not redeemed in connection with the January Extension Amendment. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s Initial Business Combination, or (b) the date of the liquidation of the Company.

On January 22, 2024, the Company deposited $60,000 into the Trust Account, and the Company will continue to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an Initial Business Combination until July 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Initial Business Combination.

On January 22, 2024, the Company issued a promissory note (the “January Working Capital Note”) in the principal amount of up to $1,000,000 to the Sponsor. The January Working Capital Note was issued in connection with up to $1,000,000 of advances the Sponsor has made or may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) the date of the consummation of the Company’s Initial Business Combination or (ii) the date of the liquidation of the Company. As of January 22, 2024, a total of $415,000 had been drawn down on the January Working Capital Note.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.